DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 25, 2021
Deferred compensation
Deferred compensation liability	$ 0.1	$ 0.2
Liabilities related to Plan	50.4	42.1
Other Assets
Deferred compensation
Investment in life insurance contracts	11.6	12.7
Assets held by the Plan	$ 0.5	$ 0.7